Share Capital and Other Components of Equity - Schedule of Stock Options Outstanding (Details)	6 Months Ended
Dec. 31, 2024 $ / shares shares
Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	1,805,007
Number of options exercisable	1,765,063
Exercise Price $0.57 [Member]
Schedule of Stock Options Outstanding [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 0.57
Weighted average contractual life	4 years 11 months 12 days
Number of options outstanding	552,116
Number of options exercisable	552,116
Exercise Price $0.95 [Member]
Schedule of Stock Options Outstanding [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 0.95
Weighted average contractual life	1 year 6 months 18 days
Number of options outstanding	973,769
Number of options exercisable	967,125
Exercise Price $1.23 [Member]
Schedule of Stock Options Outstanding [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.23
Weighted average contractual life	2 years 25 days
Number of options outstanding	23,580
Number of options exercisable	23,580
Exercise Price $2.85 [Member]
Schedule of Stock Options Outstanding [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.85
Weighted average contractual life	5 months 19 days
Number of options outstanding	23,580
Number of options exercisable	23,580
Exercise Price $12.73 [Member]
Schedule of Stock Options Outstanding [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 12.73
Weighted average contractual life	4 years 6 months 29 days
Number of options outstanding	128,138
Number of options exercisable	94,838
Exercise Price $24.46 [Member]
Schedule of Stock Options Outstanding [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 24.46
Weighted average contractual life	25 days
Number of options outstanding	103,824
Number of options exercisable	103,824